Accrued Expenses (Details) - Schedule of accrued expenses - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Expenses [Abstract]
Selling and marketing costs	$ 9,310	$ 6,031	$ 3,468
Employee compensation and related benefits	1,377	2,005	1,090
Professional Fees	746	225	73
Total	$ 11,433	$ 8,261	$ 4,631